CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Other comprehensive income/(loss), tax	¥ 0	¥ 0	¥ 0
Foreign currency translation difference, tax	¥ 0	¥ 0	¥ 0